NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 94.6%
	APPAREL & TEXTILE PRODUCTS - 7.6%
45,000	Movado Group, Inc.	$ 868,950
87,000	Rocky Brands, Inc.	1,769,580
148,000	Superior Group of Companies, Inc.	2,114,920
59,000	Weyco Group, Inc.	2,052,020
		6,805,470
	ASSET MANAGEMENT - 10.5%
122,300	Compass Diversified Holdings	2,677,147
81,000	Sprott, Inc.	3,444,120
35,000	Vitesse Energy, Inc.	899,850
153,700	Westwood Holdings Group, Inc.	2,428,460
		9,449,577
	BANKING - 5.4%
15,850	Bank of Hawaii Corporation	1,144,687
76,500	Bar Harbor Bankshares	2,457,180
10,000	Wintrust Financial Corporation	1,244,700
		4,846,567
	CHEMICALS - 4.7%
98,000	Oil-Dri Corp of America	4,322,780

	COMMERCIAL SUPPORT SERVICES - 3.3%
23,200	ABM Industries, Inc.	1,260,456
45,000	Ennis, Inc.	954,000
106,000	Resources Connection, Inc.	771,680
		2,986,136
	CONSTRUCTION MATERIALS - 1.0%
18,100	Apogee Enterprises, Inc.	867,714

	ELECTRIC UTILITIES - 7.5%
46,000	Avista Corporation	1,838,620
38,000	Northwestern Energy Group, Inc.	2,125,340
11,600	Otter Tail Corporation	924,868
33,500	Unitil Corporation	1,879,350
		6,768,178

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	ELECTRICAL EQUIPMENT - 3.6%
178,000	LSI Industries, Inc.	$ 3,291,220

	GAS & WATER UTILITIES - 10.5%
59,000	Artesian Resources Corporation, Class A	1,834,310
162,000	Global Water Resources, Inc.	1,859,760
48,000	Northwest Natural Holding Company	1,962,240
90,000	RGC Resources, Inc.	1,825,200
39,000	SJW Group	2,054,130
		9,535,640
	HOME & OFFICE PRODUCTS - 6.1%
157,000	ACCO Brands Corporation	733,190
64,000	Flexsteel Industries, Inc.	2,879,360
98,000	Hamilton Beach Brands Holding Company, Class A	1,910,020
		5,522,570
	HOUSEHOLD PRODUCTS - 3.0%
169,000	Crown Crafts, Inc.	689,520
66,000	Energizer Holdings, Inc.	2,028,180
		2,717,700
	INSURANCE - 2.2%
84,000	Crawford & Company	1,031,520
23,000	Horace Mann Educators Corporation	973,590
		2,005,110
	LEISURE PRODUCTS - 3.2%
190,000	Escalade, Inc.	2,893,700

	MULTI ASSET CLASS REITS - 2.1%
48,000	Alexander & Baldwin, Inc.	869,280
107,000	LXP Industrial Trust	958,720
		1,828,000
	OIL & GAS PRODUCERS - 3.0%
367,000	Evolution Petroleum Corporation	1,849,680
149,000	Granite Ridge Resources, Inc.	874,630
		2,724,310

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.6%
121,000	Select Water Solutions, Inc., Class A	$ 1,467,730

	RESIDENTIAL REIT - 2.6%
125,000	UMH Properties, Inc.	2,366,250

	RETAIL - CONSUMER STAPLES - 1.3%
38,000	Village Super Market, Inc., Class A	1,197,000

	RETAIL - DISCRETIONARY - 4.0%
22,000	Buckle, Inc. (The)	881,100
96,300	Ethan Allen Interiors, Inc.	2,744,550
		3,625,650
	SOFTWARE - 2.8%
176,000	Logility Supply Chain Solutions, Inc., Class A	2,486,880

	SPECIALTY FINANCE - 2.6%
14,000	GATX Corporation	2,338,700

	SPECIALTY REIT - 3.0%
196,000	Postal Realty Trust, Inc., Class A	2,730,280

	TECHNOLOGY SERVICES - 0.7%
16,100	Value Line, Inc.	659,134

	TELECOMMUNICATIONS - 2.3%
122,000	Spok Holdings, Inc.	2,055,700

	TOTAL COMMON STOCKS (Cost $65,728,262)	85,491,996

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	PREFERRED STOCKS — 1.0%
	HOME CONSTRUCTION — 1.0%
40,000	Green Brick Partners, Inc., 5.7500%	$ 937,448

	TOTAL PREFERRED STOCKS (Cost $846,709)	937,448

	SHORT-TERM INVESTMENTS — 4.3%
	MONEY MARKET FUNDS - 4.3%
3,871,729	First American Treasury Obligations Fund, Class X, 4.28% (Cost $3,871,729)(a)	3,871,729

	TOTAL INVESTMENTS - 99.9% (Cost $70,446,700)	$ 90,301,173
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	102,329
	NET ASSETS - 100.0%	$ 90,403,502

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of February 28, 2025.